Investment Securities (Contractual Maturities and Estimated Fair Values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Held-to-maturity debt securities amortized cost disclosures
Due after one year through five years, held-to-maturity debt securities amortized cost	$ 1,200,000
Amortized cost, held-to-maturity debt securities	1,200,000	$ 2,400,000
Held-to-maturity debt securities, Estimated fair value disclosures
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,200,000
Estimated fair value	1,200,000	2,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	500,000
Due after ten years, available-for-sale debt securities amortized cost	185,299,000
Residential mortgage-backed securities, amortized cost	3,295,366,000
Amortized cost, Available-for-sale securities	3,481,165,000	4,196,263,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	502,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	187,838,000
Residential mortgage-backed securities, Estimated Fair Value	3,223,010,000
Estimated fair value, Available for sale securities	3,411,350,000	4,124,184,000
Proceeds from sales and calls of available for sale securities	38,175,000	396,066,000	$ 352,743,000
Proceeds from sales of mortgage-backed securities	0	377,756,000	338,138,000
Gross gains realized on sales	3,000	1,186,000	586,000
Gross losses realized on sales	144,000	$ 5,960,000	$ 3,212,000
Collateral Pledged
Available-for-sale debt securities amortized cost disclosures
Amortized cost, Available-for-sale securities	1,112,852,000
Available for sale debt securities, Estimated Fair Value Disclosures
Fair value of available for sale investment securities pledged	$ 1,086,360,000